Stockholders' Equity (Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Stockholders' Equity Note [Abstract]
Risk-free interest rate	1.70%	1.80%	1.80%
Expected stock price volatility	65.70%	67.00%	66.20%
Expected term until exercise (in years)	4.4927	4	5
Expected dividends	0.00%	0.00%	0.00%